Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The components of loss before income taxes are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Domestic (UK)	$(35,295,613)	$(17,956,167)	$(39,599,123)
Foreign	(103,644)	(184,830)	(5,718,409)
Loss before income tax	$(35,399,257)	$(18,140,997)	$(45,317,532)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes relating to the Company’s operations are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Current income taxes
Domestic (UK)	-	-	-
Foreign	-	-	-
Deferred income taxes	-	-	-
Domestic (UK)	-	-	-
Foreign	-	-	-
Income tax expense/recovery

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income taxes at the UK statutory rate compared to the Company’s income tax expenses as reported are as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Net loss before income tax	$(35,399,257)	$(18,140,997)	$(45,317,532)
Statutory rate	19.25%	20.00%	20.25%
Expected income tax recovery	(6,814,357)	(3,628,199)	(9,176,800)
Impact on income tax expense/recovery from
Change in valuation allowance	4,210,615	1,336,161	7,447,002
Permanent differences – excess consideration	-	-	3,904,864
Permanent differences - liability related to options and warrants	(6,706)	(130,061)	(225,748)
Change of tax rate from prior year	801,056	80,986	15,596
Change of tax rate due to U.S. tax reform	2,506,519	-	-
Tax rate difference in foreign jurisdictions	(697,127)	2,341,113	(1,964,914)
Income tax expense	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The Company’s deferred tax assets and liabilities consist of the following:

	December 31, 2017	December 31, 2016
Deferred tax assets
Stock-based compensation	1,464,527	994,618
Litigation settlement loss	513,000	-
Stock option and warrant revaluation	965,454	1,525,594
Tax loss carry forward	17,158,394	13,370,548
Valuation allowance	(20,101,375)	(15,890,760)
Deferred tax assets/liabilities	-	-